Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary Shares		Additional paid-in capital [1]	Statutory reserve	Accumulated deficits	Accumulated other comprehensive loss	Non-controlling interest	Total
Balance at Jun. 30, 2024		$ 2,044	[1]	$ 191,883,857	$ 664,100	$ (23,019,895)	$ (7,168,199)	$ 795,869	$ 163,157,776
Balance (in Shares) at Jun. 30, 2024	[1]	1,635
Net loss (income)						(2,291,615)			(2,291,615)
Foreign currency translation adjustment							(856,181)		(856,181)
Disposal of equity in Zhongrun								(815,822)	(815,822)
Shares issued to investors		$ 6,500	[1]	64,993,757					65,000,257
Shares issued to investors (in Shares)	[1]	5,200
Reverse stock split		$ 146	[1]	(146)
Reverse stock split (in Shares)	[1]	117
Balance at Dec. 31, 2024		$ 8,690	[1]	256,877,468	664,100	(25,311,510)	(8,024,380)	(19,953)	224,194,415
Balance (in Shares) at Dec. 31, 2024	[1]	6,952
Balance at Jun. 30, 2025		$ 200,190	[1]	297,026,948	664,100	(23,999,135)	(7,997,390)	1,933,548	267,828,261
Balance (in Shares) at Jun. 30, 2025	[1]	160,154
Net loss (income)						(161,778)		52,052	(109,726)
Foreign currency translation adjustment							4,299,960	14,163	4,314,123
Shares issued to investors		$ 3,800,000	[1]	46,365,379					50,165,379
Shares issued to investors (in Shares)	[1]	3,040,000
Balance at Dec. 31, 2025		$ 4,000,190	[1]	$ 343,392,327	$ 664,100	$ (24,160,913)	$ (3,697,430)	$ 1,999,763	$ 322,198,037
Balance (in Shares) at Dec. 31, 2025	[1]	3,200,154

[1]	Retrospectively restated for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026, and capital reduction on March 6, 2025.